Inventories - Summary of Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Finished products	$ 4,371	$ 3,694
Raw materials	4,371	3,224
Non strategic spare parts	865	934
Inventories in transit	1,620	1,284
Packing materials	419	271
Other	314	320
Total	11,960	9,727
Finished goods and work in progress	23,654	23,901	$ 24,676
Raw materials and consumables used	79,425	76,002	79,520
Total	$ 103,079	$ 99,903	$ 104,196